TAXATION - Tax Reconciliation (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
TAXATION
Income before income tax expenses and share of loss from equity method investments	$ 5,040,925	$ 645,370	$ 3,358,607	$ 3,185,291
Tax expenses at Hong Kong profit tax rate of 16.5%	831,588		554,005	524,907
Changes in valuation allowance	65,581		(46,798)	101,653
Tax effect of permanence differences	49,787		41,181	22,047
Effect of income tax jurisdictions other than Hong Kong	20,873		50,807	(32,182)
Super deduction of research and development expenses	(132,704)		(86,419)	(62,966)
Final settlement differences	11,756		(3,614)	(602)
Income not subject to tax (1)	(98,402)		(95,200)	(177,776)
Income tax expenses	$ 748,479	$ 95,825	$ 413,962	$ 375,081
Hong Kong
TAXATION
Hong Kong profit tax rate (as a percent)	16.50%	16.50%